American Beacon FUNDSSM

American Beacon Treasury Inflation Protected Securities Fund
Supplement dated March 8, 2012
to the
Prospectus dated March 1, 2011
The information below supplements the Prospectus dated March 1, 2011.

American Beacon Treasury Inflation Protected Securities Fund
In the “Fees and Expenses of the Fund” section on page 1 of the Prospectus, the Annual Fund Operating Expenses table is deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Treasury Inflation Protected Securities Fund	A	C	Institutional		Y	Investor
Share classes	A	C	Institutional		Y	Investor
Management fees	0.12%	0.12%	0.12%		0.12%	0.12%
Distribution and/or service (12b-1) fees	0.25%	1.00%	none		none	none
Other expenses	0.62%	0.65%	0.23%		0.48%	0.63%
Total annual fund operating expenses	0.99%	1.77%	0.35%		0.60%	0.75%
Expense Reduction and/or Reimbursement			0.10%	[1]		0.06%
Total annual fund operating expenses after expense reduction and reimbursements			0.25%			0.69%	[2]
[1]	The Manager has contractually agreed to reduce Other Expenses for the Institutional Class in an amount equal to 0.10% of the average daily net assets of that class through May 1, 2013. The administrative services fee reduction can be changed only by approval of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[2]	Total annual fund operating expenses after expense reduction and reimbursements have been restated to reflect the current contractual expense arrangement. The Manager has contractually agreed to reimburse the Investor Class of the Fund for Other Expenses through May 1, 2013 to the extent that Total Annual Fund Operating Expenses exceed 0.69% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can only be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.